Intangible assets, net - Amortization expense recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, net
Amortization expense	$ 3,519	$ 1,808	$ 1,101
Costs of revenues
Intangible assets, net
Amortization expense	1,161	781	53
Selling and distribution expenses
Intangible assets, net
Amortization expense	1,407
Research and development expenses
Intangible assets, net
Amortization expense	8
General and administrative expenses
Intangible assets, net
Amortization expense	$ 943	$ 1,027	$ 1,048